Ordinary Shares	12 Months Ended
Dec. 31, 2020
Ordinary Shares
Ordinary Shares

15. Ordinary Shares

As disclosed in Note 14, on June 28, 2016, 16 million ordinary shares of the Company were issued to ZTO ES to establish a reserve pool for future issuance of equity share incentive to the Company’s employees. All shareholder rights of these 16 million ordinary shares including but not limited to voting rights and dividend rights are unconditionally waived until the corresponding ordinary share units are transferred to the employees. While the ordinary shares were legally issued to ZTO ES, ZTO ES does not have any of the rights associated with the ordinary shares, as such the Company accounted for these shares as issued but not outstanding ordinary shares until the waiver is released by the Company, which occurs when Ordinary Shares Units are awarded to the employees. 8,485,046 and 7,447,313 ordinary shares transferred to ZTO ES were considered issued but not outstanding as of December 31, 2019 and 2020, respectively.

On May 29, 2018, Alibaba Group Holding Limited (“Alibaba”) and its logistic arm Cai Niao, and the Company announced a strategic agreement in which investors led by Alibaba and Cai Niao invested US$1.38 billion in the Company in exchange for an approximately 10% equity stake in the Company. Accordingly, the Company issued 79,861,111 Class A ordinary shares. The transaction was closed by the end of June 2018.

On September 29, 2020, the Company successfully listed on the Main Board of the Hong Kong Stock Exchange with a global offering of 51,750,000 Class A ordinary shares (including the exercise of the over-allotment option on October 22, 2020 ) at a public offering price of HK$218.00. The Company received net proceeds of RMB 9,763.8 million from this offering after deducting RMB79.2 million of underwriting commissions and discounts and RMB77.4 million of the offering expenses payable by the Company. The Hong Kong-listed shares are fully fungible with the Company’s American depositary shares (ADSs) listed on the New York Stock Exchange (one ADS representing one Class A ordinary share).